SCHEDULE OF CHANGE IN FAIR VALUE OF DERIVATIVE LIABILITY (Details) - Visiox Pharmaceuticals, Inc. [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Balance	$ 0
Derivative [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Balance	10,027
Addition		10,004
Change in fair value	(10,027)	23
Balance		$ 10,027